UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:     March 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  126 East 56th Street
          New York, New York 10022


13F File Number: 028-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:

/s/Philippe Laffont               New York, NY                May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $2,057,115
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number      Name
----       -------------------       ------------------------------

1.         028-12788                 Coatue Offshore Master Fund, Ltd.


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

                                           FORM 13F INFORMATION TABLE
                                             COATUE MANAGEMENT, LLC
                                                 March 31, 2010



COLUMN 1                      COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8

                              TITLE                       VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE       SHARED NONE
--------------                ---------       ------      --------- --------  --- ----- ----------- --------- -----      ------ ----
ACME PACKET INC               COM             004764106     1,928     100,000 SH        DEFINED     1           100,000  0      0
AKAMAI TECHNOLOGIES INC       COM             00971T101    12,489     397,484 SH        DEFINED     1           397,484  0      0
AMAZON COM INC                COM             023135106   233,764   1,721,766 SH        DEFINED     1         1,721,766  0      0
AMEDISYS INC                  COM             023436108    24,081     436,091 SH        DEFINED     1           436,091  0      0
AMERICAN SUPERCONDUCTOR CORP  COM             030111108     9,863     341,267 SH        DEFINED     1           341,267  0      0
AMERICAN TOWER CORP           CL A            029912201    71,800   1,685,054 SH        DEFINED     1         1,685,054  0      0
APPLE INC                     COM             037833100   269,918   1,148,586 SH        DEFINED     1         1,148,586  0      0
BAIDU INC                     SPON ADR REP A  056752108   108,184     181,213 SH        DEFINED     1           181,213  0      0
CIENA CORP                    COM NEW         171779309    37,057   2,428,379 SH        DEFINED     1         2,428,379  0      0
CITRIX SYS INC                COM             177376100   140,348   2,956,567 SH        DEFINED     1         2,956,567  0      0
CROWN CASTLE INTL CORP        COM             228227104   116,400   3,044,720 SH        DEFINED     1         3,044,720  0      0
DIRECTV                       COM CL A        25490A101    24,338     719,839 SH        DEFINED     1           719,839  0      0
EBAY INC                      COM             278642103    13,938     516,858 SH        DEFINED     1           516,858  0      0
EQUINIX INC                   COM NEW         29444U502   112,318   1,153,868 SH        DEFINED     1         1,153,868  0      0
F5 NETWORKS INC               COM             315616102   199,463   3,236,454 SH        DEFINED     1         3,236,454  0      0
GOOGLE INC                    CL A            38259P508   183,915     324,297 SH        DEFINED     1           324,297  0      0
INTERNATIONAL RECTIFIER CORP  COM             460254105    47,143   2,058,665 SH        DEFINED     1         2,058,665  0      0
JA SOLAR HOLDINGS CO LTD      SPON ADR        466090107     6,431   1,150,489 SH        DEFINED     1         1,150,489  0      0
JUNIPER NETWORKS INC          COM             48203R104    14,358     467,993 SH        DEFINED     1           467,993  0      0
LAS VEGAS SANDS CORP          COM             517834107    14,088     666,115 SH        DEFINED     1           666,115  0      0
NETLOGIC MICROSYSTEMS INC     COM             64118B100     6,389     217,095 SH        DEFINED     1           217,095  0      0
NUTRI SYS INC NEW             COM             67069D108    16,194     908,747 SH        DEFINED     1           908,747  0      0
POPULAR INC                   COM             733174106    19,053   6,547,342 SH        DEFINED     1         6,547,342  0      0
RESEARCH IN MOTION LTD        COM             760975102   124,750   1,686,495 SH        DEFINED     1         1,686,495  0      0
SBA COMMUNICATIONS CORP       COM             78388J106    51,011   1,414,226 SH        DEFINED     1         1,414,226  0      0
STEC INC                      COM             784774101    49,728   4,150,954 SH        DEFINED     1         4,150,954  0      0
SUNTECH PWR HLDGS CO LTD      ADR             86800C104    12,747     909,224 SH        DEFINED     1           909,224  0      0
SYNAPTICS INC                 COM             87157D109    35,457   1,284,206 SH        DEFINED     1         1,284,206  0      0
TECHTARGET INC                COM             87874R100     1,931     369,258 SH        DEFINED     1           369,258  0      0
TRINA SOLAR LIMITED           SPON ADR        89628E104    12,693     520,010 SH        DEFINED     1           520,010  0      0
VISA INC                      COM CL A        92826C839    85,338     937,472 SH        DEFINED     1           937,472  0      0



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